Expense Example - Capital Group Core Bond Completion Fund - Share Class	Aug. 05, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	$ 0